WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 56.4%	Shares	Value
Asset Management & Custody Banks - 49.9%(a)
Ares Management Corp. - Class A	918	$153,930
Blackrock, Inc.	56	54,938
Blackstone Secured Lending Fund	5,913	184,072
Blackstone, Inc.	1,037	173,957
Blue Owl Capital, Inc. - Class A	8,352	186,751
Carlyle Group, Inc.	2,934	146,788
GCM Grosvenor, Inc. - Class A	549	6,335
Hamilton Lane, Inc. - Class A	477	85,688
KKR & Co., Inc.	1,612	222,843
P10, Inc. - Class A	351	3,878
StepStone Group, Inc. - Class A	531	31,929
TPG, Inc.	2,938	198,844
		1,449,953

Diversified Financial Services - 5.5%
Apollo Global Management, Inc.	1,116	159,878

Multi-Sector Holdings - 1.0%
Compass Diversified Holdings	1,404	30,467
TOTAL COMMON STOCKS (Cost $1,216,923)		1,640,298

CLOSED END FUNDS - 42.2%
Ares Capital Corp.	9,657	204,149
Bain Capital Specialty Finance, Inc.	2,988	49,750
Barings BDC, Inc.	5,652	54,655
BlackRock TCP Capital Corp.	3,735	29,955
Capital Southwest Corp.	3,024	73,120
Carlyle Secured Lending, Inc.	1,494	25,398
CION Investment Corp.	1,953	22,870
Fidus Investment Corp.	234	4,563
FS KKR Capital Corp. (b)	9,612	194,547
Gladstone Capital Corp.	273	6,618
Gladstone Investment Corp.	306	4,174
Goldman Sachs BDC, Inc.	4,905	65,433
Golub Capital BDC, Inc.	5,994	90,749
Hercules Capital, Inc.	7,191	142,094
MidCap Financial Investment Corp.	1,683	22,502
New Mountain Finance Corp.	3,501	40,016
PennantPark Floating Rate Capital Ltd.	3,051	34,263
PennantPark Investment Corp.	873	6,050
Prospect Capital Corp. (b)	16,974	88,095
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WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CLOSED END FUNDS - 42.2% (CONTINUED)	Shares	Value
Saratoga Investment Corp.	171	$4,008
Sixth Street Specialty Lending, Inc.	648	13,219
Stellus Capital Investment Corp.	432	6,078
Trinity Capital, Inc.	3,051	42,043
TriplePoint Venture Growth BDC Corp.	540	3,596
TOTAL CLOSED END FUNDS (Cost $1,221,027)		1,227,945

SHORT-TERM INVESTMENTS - 10.1%
Investments Purchased with Proceeds from Securities Lending - 8.8%
First American Government Obligations Fund - Class X, 4.78% (c)	254,687	254,687

Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.78% (c)	38,819	38,819
TOTAL SHORT-TERM INVESTMENTS (Cost $293,506)		293,506

TOTAL INVESTMENTS - 108.7% (Cost $2,731,456)		$3,161,749
Liabilities in Excess of Other Assets - (8.7%)		(253,445)
TOTAL NET ASSETS - 100.0%		$2,908,304

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $245,609 which represented 8.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

WHITEWOLF Publicly Listed Private Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,640,298	$—	$—	$1,640,298
Closed End Funds	1,227,945	—	—	1,227,945
Investments Purchased with Proceeds from Securities Lending	254,687	—	—	254,687
Money Market Funds	38,819	—	—	38,819
Total Investments	$3,161,749	$—	$—	$3,161,749

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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